GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Text Block]
5.	GOODWILL

Goodwill by segment as at December 31, 2012 and 2011 is as follows:

		Goodwill	Foreign
		transfer from	Exchange
	December 31,	IT to DT	rate		December 31,
	2011	segment	adjustment	Impairment	2012
IT	$26,980,194	$(2,778,979)	$258,582	$-	$24,459,797
DT	27,003,493	2,778,979	212,476	(26,832,255)	3,162,693
Total	$53,983,687	$-	$471,058	$(26,832,255)	$27,622,490

In accordance with FASB ASC Topic 350, management reviews goodwill impairment annually or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. Management used the discounted cash flow method to estimate the fair value of its reporting units. During the first quarter of 2011, the Company redefined its reporting units to be the IT and DT operating segments. As the Company continues to realign its reporting units between the IT and DT segments to better implement its restructuring strategy, the reporting units' corresponding goodwill was also realigned accordingly. In the second quarter of 2012 one of the Company’s business operations, which had been serving both the IT and DT segments, is now fully dedicated to the DT segment. Consequently, $2,778,979 of its goodwill has been reassigned to the DT segment. Determining the fair value of a reporting unit involves the use of significant estimates and assumptions, such as revenue growth rate, gross profit rate, and discount rate. The average revenue increase rate used in the cash flow models during the fourth quarter of 2012 ranged from approximately 2% to 11% over the initial five-year forecast period starting in 2013. The discount rate used in the cash flow models was approximately 8.83%, which was calculated by using weighted average cost of capital.

Based on the above calculation in the cash flow models, step one of the test results indicated that the carrying amount of the DT segment exceeded its fair value. As a result of completing step two of the goodwill impairment test, the Company recognized a goodwill impairment loss of $26,832,255 during the year ended December 31, 2012. The impairment charge resulted as our estimates of future cash flows for the DT segment business has been reduced to lower than expected operating performance results.